SEGMENT AND GEOGRAPHIC INFORMATION - Sales by Type of Products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Sales	$ 38,467	$ 39,184
Flat products
Disclosure of products and services [line items]
Sales	24,062	24,136
Long products
Disclosure of products and services [line items]
Sales	7,384	8,160
Tubular products
Disclosure of products and services [line items]
Sales	1,189	1,104
Mining products
Disclosure of products and services [line items]
Sales	662	525
Others
Disclosure of products and services [line items]
Sales	$ 5,170	$ 5,259